BORROWINGS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Debt Instrument [Line Items]
Long-term borrowings	¥ 233,000	¥ 312,560
Interest (as a percent)	5.00%
Long-term borrowing due date	Dec. 15, 2022
Weighted average interest rate for outstanding borrowings (in percentage)	5.00%	5.90%